GENERAL AND ADMINISTRATIVE EXPENSES (Schedule of General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of general and administrative expenses [Abstract]
Labor and related	$ 5,145	$ 3,109	$ 2,048
Directors and officers insurance	1,370	126	0
Labor and related from a Related Company	64	42	46
Professional fees	3,476	1,983	1,114
Rent and related from a Related Company	260	168	96
Municipality and maintenance from Related Company	194	160	177
Office refreshments and others	632	414	408
Other	1,159	1,494	1,068
Total	$ 12,300	$ 7,496	$ 4,957